Share capital	12 Months Ended
Dec. 31, 2017
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Share capital

12 Share capital

Issued and outstanding capital	2017	2016
Common shares	251	249
Common shares B	70	70
Total share capital	322	319

Common shares	2017	2016
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2017	2016
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12

All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to Other information for further information on dividend rights.

Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.

On December 19, 2017, Aegon N.V. repurchased 13,042,592 common shares B from Vereniging Aegon for the amount of EUR 1,725,169.73 based on 1/40th of the Value Weight Average Price of the common shares of the five trading days preceding this transaction. The repurchase of common shares B was executed to align the aggregate shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6% following the completion of the Share Buy Back Program, initiated by Aegon N.V. in October 2017 to neutralize the dilutive effect of the distribution of final dividend 2016 in stock and interim dividend 2017 in stock.

On June 23, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 13,042,612 common shares B at fair value of a common share B (based on 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by Aegon’s issuance of shares on June 23, 2017, being the final dividend 2016 in the form of stock dividend.

On May 19, 2017, Vereniging Aegon exercised its options rights to purchase in aggregate 1,979,260 common shares B at fair value of a common share B (based on 1/40th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 19, 2017, in connection with the Long Term Incentive Plans for senior management.

In 2016, Vereniging Aegon decided not to exercise its option rights to purchase common shares B, since its special cause voting rights at the time of the issuance of shares in connection with the Long Term Incentive Plans for senior management already exceeded 32.6% due to the execution of the EUR 400 million Share Buyback program. As a consequence, such issuance of shares would not result in dilution of Vereniging Aegon’s voting rights.

The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2016	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70

The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2016	2,129,074	585,022
2017	2,080,792	585,022

The shares repurchased by Aegon N.V. during the share-buy-back programs to undo the dilution caused by the distribution of dividend in stock, although included in the issued and outstanding number of shares, are excluded from the calculation of the weighted average number of shares.

Long-term incentive plan, share appreciation rights and share options

For detailed information on the Long Term Incentive Plans, share appreciation rights and share options granted to senior executives and other Aegon employees, refer to note 14 Commissions and expenses to the consolidated financial statements of the Group.

Board remuneration

Detailed information on remuneration of active and retired members of the Executive Board including their share and share option rights, remuneration of active and retired members of the Supervisory Board along with information about shares held in Aegon by the members of the Boards is included in note 53 Related party transactions to the consolidated financial statements of the Group.